EMPLOYMENT (Schedule of Employment Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Wages and salaries	$ 26,561	$ 26,187	$ 25,885
Social welfare costs	2,403	2,195	2,538
Pension costs	352	447	503
Tax settlement (Note 6)	0	0	5,094
Share-based payments	1,100	792	758
Restructuring Cost	270	388	0
Recognition of contingent asset	0	(1,316)	0
Employment Costs	$ 30,686	$ 28,693	$ 34,778